UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

Distribution Report Pursuant to Section 13 or 15(d) of

the Securities Exchange Act of 1934

For the monthly distribution period from September 1, 2017 to September 30, 2017

Commission File Number of issuing entity: 333-180147-05

Central Index Key Number of issuing entity: 0001570603

SANTANDER DRIVE AUTO RECEIVABLES TRUST 2013-2

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-180147

Central Index Key Number of depositor: 0001383094

SANTANDER DRIVE AUTO RECEIVABLES LLC

(Exact name of depositor as specified in its charter)

Steven R. Mark, Phone: 469-385-5281

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Central Index Key Number of sponsor: 0001540151

SANTANDER CONSUMER USA INC.

(Exact name of sponsor as specified in its charter)

Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

1601 Elm Street

Suite 800

Dallas, Texas 75201

(Address of principal executive offices of issuing entity)

(214) 292-1930

(Telephone number, including area code)

90-6235561

(I.R.S. Employer Identification No.)

N/A

(Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934. The title of each class of Notes to which this report on Form 10-D relates is set forth in Exhibit 99.1 hereto.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Response to Item 1 is set forth in Exhibit 99.1

Item 1A. Asset-Level Information

Not applicable

Item 1B. Asset Representations Reviewer and Investor Communication.

Not applicable

PART II – OTHER INFORMATION

Item 2. Legal Proceedings.

None

Item 3. Sales of Securities and Use of Proceeds.

None

Item 4. Defaults Upon Senior Securities.

None

Item 5. Submission of Matters to a Vote of Security Holders.

None

Item 6. Significant Obligors of Pool Assets.

None

Item 7. Change in Sponsor Interest in the Securities

None

Item 8. Significant Enhancement Provider Information.

None

Item 9. Other Information.

None

Item 10. Exhibits

(a)	The following is a list of documents filed as part of this Report on Form 10-D:

Exhibit 99.1     Monthly Servicer’s Certificate dated October 11, 2017

(b)	The exhibits required to be filed by the Registrant pursuant to Item 601 of Regulation S-K (17 CFR 229.601) are listed above.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: October 11, 2017

SANTANDER DRIVE AUTO RECEIVABLES TRUST 2013-2
(Issuing Entity)

By: SANTANDER CONSUMER USA INC.
(Servicer)

	By:	/s/ Jason Micheletto
	Name:	Jason Micheletto
	Title:	Vice President, Corporate Treasury Reporting

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